Leases - Schedule of Maturity Analysis of Annual Undiscounted Cash Flows (Details) - Feb. 28, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2026	¥ 8,387	$ 1,152
2027	6,047	830
2028	2,475	340
Total minimum lease payments	16,909	2,322
Less: amount representing interest	(744)	(102)
Operating Lease, Liability	¥ 16,165	$ 2,220